OTHER LONG-TERM ASSETS - Other long term-assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Other Long Term Assets [Abstract]
Contract assets	$ 409	$ 422
Restricted cash	75	104
Other	121	77
Other long-term assets, net	$ 605	$ 603